Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations
Schedule of assets, liabilities, results of operations and cash flows of the discontinued operations

	As of
	December 31,	Disposal
	2019	Date
Cash and cash equivalents	147	295
Trade receivable	191	608
Amount due from related parties	832	832
Inventories	7,385	5,594
Prepayments and other current assets	9,044	9,066
Assets held for sale, current	17,599	16,395
Property, plant and equipment, net	29,539	29,010
Operating lease right‑of‑use assets, net	186	—
Other non‑current assets	528	528
Assets held for sale, non‑current	30,253	29,538
Total assets held for sale	47,852	45,933
Trade and notes payable	423	542
Operating lease liabilities, current	47	—
Accruals and other current liabilities	2,392	2,754
Total liabilities held for sale	2,862	3,296

	For the Year Ended December 31,
	2018	2019	2020
Revenues	8,376	9,654	870
Cost of sales	(12,264)	(18,981)	(2,437)
Gross loss	(3,888)	(9,327)	(1,567)
Operating expenses	(70,401)	(11,359)	(1,423)
Impairment of long‑lived assets	(292,795)	—	—
Loss from operations of discontinued operations	(367,084)	(20,686)	(2,990)
Others, net	62	24	—
Loss from discontinued operations before income tax expense	(367,022)	(20,662)	(2,990)
Income tax expense	—	—	—
Net loss from discontinued operations, net of tax	(367,022)	(20,662)	(2,990)

	For the Year Ended December 31,
	2018	2019	2020
Net cash (used in)/provided by discontinued operating activities	(65,925)	(11,395)	148
Net cash (used in)/provided by discontinued investing activities	(83,963)	(10,565)	59,705

For the Year Ended
December 31, 2020
Cash consideration received for sale of SEV battery packs business	60,000
Carrying value of net assets transferred	(42,637)
Gain on disposal of discontinued operations	17,363